UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21274

Grosvenor Registered Multi-Strategy Master Fund, LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100,

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman	George J. Zornada, Esq.
Grosvenor Registered Multi-Strategy Funds	K&L Gates LLP
900 North Michigan Avenue	State Street Financial Center
Suite 1100	One Lincoln Street
Chicago, Illinois 60611	Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period:  July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

REGISTRANT NAME: Grosvenor Registered Multi-Strategy Master Fund, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21274

REPORTING PERIOD: 07/01/2013 - 06/30/2014

REGISTRANT ADDRESS: 900 N. Michigan Ave., Suite 1100, Chicago, IL 60611

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Citadel Kensington Global Strategies Fund, Ltd.	n/a	n/a	18-Dec-13

Each investor was asked to agree to the appointment of a designate to represent such investor at the meeting in connection with any of the matters set forth below.

1. Elect a Chairman of the Meeting.

2. Read the Notice convening the Meeting.

3. Presentation of the Financial Statements and Auditor’s Reports for the year ending December 31, 2012.

4. Note pursuant to Bye-law 74 that PricewaterhouseCoopers LLP is continuing as auditor to the Company.

5. Note that the following persons are continuing as Directors of the Company:

Austin O’Connor

Kirk Lightbourn Davis

Clarendon Hugh (Hal) Masters

6. Vote of shareholders to amend the By-Laws of the Company and restate them as the Memorandum and Articles of Association of the Company in order to effect the migration of the Company from its current domicile in Bermuda to the Cayman Islands on or about January 1, 2014.

					Issuer	Yes	For	For
Scout Capital Fund, Ltd.	n/a	n/a	2/24/2014	Approve an amendment to allow a compulsory redemption of shares to be made on any day that the directors of the Fund may in their discretion determine.	Issuer	Yes	For	For
Discovery Global Opportunity Fund, Ltd.	n/a	n/a	1/31/2014	Approve a number of changes to the Fund’s memorandum and articles of association. The changes included a change in the Fund’s accounting from an equalization method to a series method of accounting, changes to ensure compliance with the Foreign Account Tax Compliance Act and an increase in the authorized share capital of the Fund.	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Grosvenor Registered Multi-Strategy Master Fund, LLC

By (Signature and Title)*	/s/ Scott J. Lederman
Scott J. Lederman, Director, Chief Executive Officer and
President

Date	July 28, 2014

*Print the name and title of each signing officer under his or her signature.